Capital provision assets - Narratives (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Capital Provision Assets
YPF-related assets	$ 2,728,294,000	$ 2,651,984,000
Capital provision income	339,647,000	351,828,000	$ 404,230,000
Realised gains relative to cost	205,478,000	151,886,000	169,901,000
Previous unrealised gains transferred to realised gains	(15,263,000)	(85,789,000)	(79,694,000)
Fair value adjustment	151,637,000	289,795,000	310,405,000
Aggregate participants interest paid	$ 5,408,000
Percentage of entitlement proceeds.	15.00%
Capital provision assets
Capital Provision Assets
YPF-related assets	$ 2,176,124,000	2,045,329,000
Capital provision assets | Financial assets at fair value through profit and loss
Capital Provision Assets
YPF-related assets	2,176,124,000	2,045,329,000	$ 1,641,035,000
Capital provision assets | Financial assets at fair value through profit and loss | YPF
Capital Provision Assets
YPF-related assets	773,000,000	773,000,000
Unrealized gain	$ 732,000,000	$ 734,000,000